Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31, 2022	December 31, 2021
Raw Materials	$-	$-
Packaging	34,632	2,907
Finished goods	$370,335	103,496
	$404,970	$106,403